Leases	12 Months Ended
Dec. 31, 2020
Leases
Leases

21.    Leases

The Company leases land, buildings and improvements, machinery and equipment, as well as IT- and office equipment under various lease agreements.

Leasing in the consolidated statements of income

The following table shows the effects from lease agreements on the consolidated statements of income for the year ended December 31, 2020 and 2019:

Leasing in the consolidated statements of income

in € THOUS

	2020	2019
Depreciation on right-of-use assets	703,999	700,276
Impairments on right-of-use assets	3,496	38,820
Expenses relating to short-term leases	49,532	52,108
Expenses relating to leases of low-value assets	27,359	25,239
Expenses relating to variable lease payments	12,442	10,814
Income from subleasing right-of-use assets	4,165	4,367
Interest expense on lease liabilities	159,148	171,724

For information regarding leases with related parties, see note 5 b).

Leases in the consolidated balance sheets

At December 31, 2020 and 2019, the acquisition costs and the accumulated depreciation of right-of-use assets consisted of the following:

Acquisition costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2020	translation	group	Additions	Reclassi- fications	Disposals	2020

Right-of-use assets: Land	30,575	(2,240)	(24)	6,384	98	(283)	34,510
Right-of-use assets: Buildings and improvements	4,590,695	(375,099)	(12,391)	851,392	(613)	(36,199)	5,017,785
Right-of-use assets: Machinery and equipment	434,718	(34,013)	(1,346)	34,066	(35,189)	(7,334)	390,902
Right-of-use assets: Advance Payments	24	—	—	138	(58)	(104)	—
Right-of-use assets	5,056,012	(411,352)	(13,761)	891,980	(35,762)	(43,920)	5,443,197

Acquisition costs

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation				December 31,
	2019	translation	group	Additions	Reclassi- fications	Disposals	2019

Right-of-use assets: Land	28,717	447	(14)	2,300	512	(1,387)	30,575
Right-of-use assets: Buildings and improvements	3,840,380	65,603	(3,577)	694,031	15,074	(20,816)	4,590,695
Right-of-use assets: Machinery and equipment	407,436	7,639	3,257	23,243	18,002	(24,859)	434,718
Right-of-use assets: Advance Payments	—	—	—	24	—	—	24
Right-of-use assets	4,276,533	73,689	(334)	719,598	33,588	(47,062)	5,056,012

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2020	translation	group	Additions	loss	Reclassi- fications	Disposals	2020

Right-of-use assets: Land	4,502	(419)	(4)	4,242	—	(16)	(199)	8,106
Right-of-use assets: Buildings and improvements	613,926	(77,935)	(5,319)	604,493	3,496	(304)	(18,338)	1,120,019
Right-of-use assets: Machinery and equipment	112,469	(14,229)	(88)	95,264	—	(2,494)	(5,738)	185,184
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	730,897	(92,583)	(5,411)	703,999	3,496	(2,814)	(24,275)	1,313,309

Depreciation

in € THOUS

		Foreign	Changes in
	January 1,	currency	consolidation		Impairment			December 31,
	2019	translation	group	Additions	loss	Reclassi- fications	Disposals	2019

Right-of-use assets: Land	—	14	(4)	3,936	134	128	294	4,502
Right-of-use assets: Buildings and improvements	—	(1,364)	(1,768)	581,081	38,686	3,424	(6,133)	613,926
Right-of-use assets: Machinery and equipment	—	(291)	(105)	115,259	—	21,930	(24,324)	112,469
Right-of-use assets: Advance Payments	—	—	—	—	—	—	—	—
Right-of-use assets	—	(1,641)	(1,877)	700,276	38,820	25,482	(30,163)	730,897

Book value

in € THOUS

	December 31,	December 31,
	2020	2019
Right-of-use assets: Land	26,404	26,073
Right-of-use assets: Buildings and improvements	3,897,766	3,976,769
Right-of-use assets: Machinery and equipment	205,718	322,249
Right-of-use assets: Advance Payments	—	24
Right-of-use assets	4,129,888	4,325,115

Depreciation expense is allocated within costs of revenue, selling, general and administrative and research and development expenses depending upon the area in which the asset is used.

Impairment losses are allocated within costs of revenue and selling, general and administrative expense, depending upon the area in which the asset is used.

For a maturity analysis of lease liabilities see note 23.

Leasing in the consolidated statements of cash flows

Total cash outflows from leases were €951,066 for the year ended December 31, 2020 (€945,169 for the year ended December 31, 2019).

Leases that the Company entered into as a lessee that have not yet begun as of December 31, 2020 will result in future cash outflows of €123,679 (December 31, 2019: € 254,171).

Potential future cash outflows resulting from purchase options of €41,215 were not reflected in the measurement of the lease liabilities as of December 31, 2020, as the exercise of the respective options is not reasonably certain (December 31, 2019: € 56,507).

Potential future cash outflows resulting from extension options of €6,407,955 were not reflected in the measurement of the lease liabilities as of December 31, 2020, as the exercise of the respective options is not reasonably certain (December 31, 2019: €6,691,551). The major part of these potential future cash outflows relates to extension options in real estate lease agreements, primarily for dialysis clinics in the North America Segment. Individual lease agreements include multiple extension options. The Company uses extension options to obtain a high degree of flexibility in performing its business. These extension options held are exercisable solely by the Company.

Potential future cash outflows resulting from termination options of €3,374 were not reflected in the measurement of the lease liabilities as of December 31, 2020, as the exercise of the respective options is not reasonably certain (December 31, 2019: € 3,493).